Investments Accounted for Using the Equity Method (Reconciliation of Summarized Financial Information for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Profit for the year	¥ 656,398	¥ 2,227,165	¥ 5,336,218
Other comprehensive income	(11,512)	7,449	(7,014)
BOC [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	364,935	362,552
Profit for the year	82,387	80,183
Other comprehensive income	0	0	0
Declared dividends	(76,468)	(77,800)	(73,000)
Closing net assets	¥ 370,854	¥ 364,935	362,552
Percentage of ownership interest	50.00%	50.00%
Interest in joint ventures	¥ 185,427	¥ 182,467
Unrealised downstream transactions	(1,753)	(5,256)
Carrying value	183,674	177,211
JYJC [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	18,701	17,277
Profit for the year	2,102	2,330
Other comprehensive income	0	0	0
Declared dividends	(2,098)	(906)	(64)
Closing net assets	¥ 18,705	¥ 18,701	17,277
Percentage of ownership interest	50.00%	50.00%
Interest in joint ventures	¥ 9,352	¥ 9,350
Unrealised downstream transactions	0	0
Carrying value	9,352	9,350
Yangu Gas [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	97,463	97,423
Profit for the year	1,830	40
Other comprehensive income	0	0	0
Declared dividends	(2,000)	0	0
Closing net assets	¥ 97,293	¥ 97,463	¥ 97,423
Percentage of ownership interest	50.00%	50.00%
Interest in joint ventures	¥ 48,648	¥ 48,733
Unrealised downstream transactions	0	0
Carrying value	¥ 48,648	¥ 48,733